Fair Value of Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Convertible note receivable	$ 2,488	$ 4,715
Total assets	39,188	49,715
Liabilities:
Contingent consideration obligations	232,222	273,367
Preferred stock warrants		76,640
Warrant liability - Sponsor Warrants	13,600
Warrant liability - Public Warrants	12,362
Total liabilities	258,184	350,007
Money Market Funds
Assets:
Cash equivalents - money market funds	36,700	45,000
Level 1
Assets:
Total assets	36,700	45,000
Liabilities:
Warrant liability - Public Warrants	12,362
Total liabilities	12,362
Level 1 | Money Market Funds
Assets:
Cash equivalents - money market funds	36,700	45,000
Level 3
Assets:
Convertible note receivable	2,488	4,715
Total assets	2,488	4,715
Liabilities:
Contingent consideration obligations	232,222	273,367
Preferred stock warrants		76,640
Warrant liability - Sponsor Warrants	13,600
Total liabilities	$ 245,822	$ 350,007